Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Excluding Construction in Progress	$ 3,149,032		$ 3,149,032		$ 2,976,672
Accumulated depreciation	(1,025,246)		(1,025,246)		(923,415)
Property, plant and equipment, net, excluding construction in progress	2,123,786		2,123,786		2,053,257
Property, plant and equipment, net	2,345,564		2,345,564		2,305,171
Depreciation	53,300	$ 50,100	104,900	$ 99,000
Refining Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,163,362		2,163,362		2,113,650
Pipelines [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	540,746		540,746		427,854
Retail Site [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	332,336		332,336		324,686
Wholesale Assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	61,190		61,190		59,875
Corporate and Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	51,398		51,398		50,607
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 221,778		$ 221,778		$ 251,914